Share-based payment arrangements - Summary of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	3,352,743	3,739,567	4,250,763
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 12.42	$ 11.31	$ 11.31
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	3,352,743
Option outstanding, weighted average remaining contractual life (years)	2 years 7 months 2 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 12.42
Shares, exercisable (in shares) | shares	1,539,960
Weighted average exercise price, exercisable (in CDN$ per share)	$ 10.26
Employee stock option plan | $5.00 to $5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	614,951
Option outstanding, weighted average remaining contractual life (years)	1 month 28 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 5.68
Shares, exercisable (in shares) | shares	614,951
Weighted average exercise price, exercisable (in CDN$ per share)	$ 5.68
Employee stock option plan | $5.00 to $5.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	5.00
Employee stock option plan | $5.00 to $5.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 5.99
Employee stock option plan | $11.00 to $11.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	69,501
Option outstanding, weighted average remaining contractual life (years)	4 years 7 months 17 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 11.90
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $11.00 to $11.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	11.00
Employee stock option plan | $11.00 to $11.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 11.99
Employee stock option plan | $12.00 to $12.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	419,227
Option outstanding, weighted average remaining contractual life (years)	1 year 10 months 2 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 12.90
Shares, exercisable (in shares) | shares	338,968
Weighted average exercise price, exercisable (in CDN$ per share)	$ 12.90
Employee stock option plan | $12.00 to $12.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	12.00
Employee stock option plan | $12.00 to $12.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 12.99
Employee stock option plan | $13.00 to $13.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	1,432,507
Option outstanding, weighted average remaining contractual life (years)	2 years 9 months 14 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 13.64
Shares, exercisable (in shares) | shares	574,863
Weighted average exercise price, exercisable (in CDN$ per share)	$ 13.52
Employee stock option plan | $13.00 to $13.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	13.00
Employee stock option plan | $13.00 to $13.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 13.99
Employee stock option plan | $14.00 to $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	16,766
Option outstanding, weighted average remaining contractual life (years)	2 years 2 months 23 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 14.60
Shares, exercisable (in shares) | shares	11,178
Weighted average exercise price, exercisable (in CDN$ per share)	$ 14.60
Employee stock option plan | $14.00 to $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	14.00
Employee stock option plan | $14.00 to $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 14.99
Employee stock option plan | $15.00 to $15.99
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding (in shares) | shares	799,791
Option outstanding, weighted average remaining contractual life (years)	4 years 4 months 2 days
Option outstanding, Weighted average exercise price (in CDN$ per share)	$ 15.17
Shares, exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in CDN$ per share)	$ 0
Employee stock option plan | $15.00 to $15.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	15.00
Employee stock option plan | $15.00 to $15.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in $CDN per share)	$ 15.99